Equity	12 Months Ended
Dec. 31, 2023
Disclosure Equity Abstract
Equity

17	Equity

a) Share capital

As of December 31, 2023 and 2022, the Company’s share capital was R$17 represented by 93,722,831 shares comprised by 47,920,068 class A common shares and 45,802,763 class B common shares. As of December 31, 2023 and 2022, the Company’s authorized capital was US$50 thousand.

b) Dividends

In the year ended December 31, 2023, CCSI and IESVAP approved the payment of dividends of R$65,539, which R$46,788 was distributed to Afya and R$18,750 to non-controlling shareholders (December 31, 2022: R$66,828, which R$47,092 was distributed to Afya and R$19,736 to non-controlling shareholders and December 31, 2021: R$65,521, which R$46,873 was distributed to Afya and R$18,648 to non-controlling shareholders).

c) Share repurchase program

On October 27, 2021, the Company’s board of directors approved a new share repurchase program. Afya may repurchase up to 1,383,108 of its outstanding Class A common shares in the open market, based on prevailing market prices, beginning on October 28, 2021, until the earlier of the completion of the repurchase or December 31, 2022, depending upon market conditions. The Company completed the acquisition of the approved shares repurchase under this buy-back program.

On January 27, 2022, the Company’s board of directors approved a new share repurchase program. Afya may repurchase up to 1,874,457 of its outstanding Class A common shares in the open market, based on prevailing market prices, beginning on January 27, 2022, until the earlier of the completion of the repurchase or December 31, 2022, depending upon market conditions. The Company completed the acquisition of the approved shares repurchase under this buy-back program.

On March 24, 2023, the Company’s board of directors approved the fourth share repurchase program. Afya may repurchase up to 2,000,000 of its outstanding Class A common shares in the open market, based on prevailing market prices, beginning on March 24, 2023, until the earlier of the completion of the repurchase or December 31, 2024, depending upon market conditions.

During the year ended December 31, 2023, the Company’s cash outflow was R$12,369 (December 31, 2022: R$152,317 and December 31, 2021: R$213,722).

The table below illustrates the number and movements in treasury shares during the years ended December 31, 2023, 2022 and 2021:

	Number of treasury shares	Average price (in Brazilian Reais)
Outstanding at January 1, 2021	-	-
Repurchased	2,142,051	119.99
Transferred from exercise of stock options	(442,669)	124.26
Transferred from shares contribution	(44,455)	111.94
Outstanding at December 31, 2021	1,654,927	92.23

Repurchased	2,131,358	71.46
Outstanding at December 31, 2022	3,786,285	80.54

Repurchased	216,339	57.17
Delivered under the share-based compensation plan	(229,146)	79.28
Outstanding at December 31, 2023	3,773,478	79.28